Plant and equipment - Additional information (Details) ¥ in Millions		1 Months Ended	9 Months Ended
	Jan. 31, 2020 CAD ($)	Feb. 29, 2020 CAD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 CAD ($)	Oct. 16, 2017 CNY (¥) shares	Oct. 16, 2017 CAD ($) shares	Sep. 18, 2017 CNY (¥)	Sep. 18, 2017 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Lease derecognition	$ 144,514	$ 319,365
Lease termination	$ 98,878	$ 161,565
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Description of purchase orders			payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. As at September 30, 2020, the Company has commenced commercial production and delivered the first production vehicle. Therefore, the Company has paid 100% of the prototype tooling and molds with actual cost of CNY ¥10.1 million ($2.1 million) and 79% of the mass production tooling and molds with actual cost of CNY ¥40 million ($8.0 million). The unpaid amount of mass production tooling and molds is included in accrued liabilities as at September 30, 2020. As assessed by the Company, the prototype tooling and molds can be adapted for use in mass production. The prototype and mass production tooling and molds are estimated to be used for 3 years to produce the Generation 3 SOLO EVs. The existing production tooling and molds will be depreciated on a straight line basis over a 3 year period as the assets were custom built for the production of the Generation 3 SOLO EVs and will be retired at the end of the production run. The Company estimates that the residual value of the assets will be minimal at the end of the 3 year period. During the three and nine months ended September 30, 2020, $331,261 ($Nil - three and nine months ended September 30, 2019) was charged to amortization expenses. No amounts were allocated to inventory or charged to cost of goods sold during the period as the Generation 3 SOLO EVs completed as at September 30, 2020 are intended to be used as marketing vehicles for customers to test drive. The Company doesn't intend to sell these marketing vehicles to customers in future periods
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost							¥ 9.5	$ 1,800,000
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Mass Production Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost			¥ 29.0	$ 5,500,000
Share Pledge Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost					¥ 9.5	$ 1,800,000
Share pledge agreement common shares | shares					400,000	400,000